Operating Segments - Summary of Geographical Segments (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of geographical areas [Line Items]
Revenue		$ 157,806	$ 172,477	$ 152,917	$ 192,056	$ 120,033	$ 123,248	$ 83,109	$ 121,226	$ 675,256	$ 447,616	$ 336,054
Non-Current Assets	[1]	1,200,290				1,219,925				1,200,290	1,219,925
India [Member]
Disclosure of geographical areas [Line Items]
Revenue										647,077	415,555	295,794
Non-Current Assets	[1]	1,195,212				1,211,999				1,195,212	1,211,999
United States [Member]
Disclosure of geographical areas [Line Items]
Revenue										113	2,382	6,504
Non-Current Assets	[1]	14				23				14	23
South East Asia [Member]
Disclosure of geographical areas [Line Items]
Revenue										10,888	11,115	10,132
Non-Current Assets	[1]	4,838				7,719				4,838	7,719
Europe [Member]
Disclosure of geographical areas [Line Items]
Revenue										6,972	9,184	12,698
All Other Countries [Member]
Disclosure of geographical areas [Line Items]
Revenue										10,206	9,380	$ 10,926
Non-Current Assets	[1]	$ 226				$ 184				$ 226	$ 184

[1]	Non-current assets presented above represent property, plant and equipment, intangible assets and goodwill, non-current tax assets, and other non-current assets (excluding financial assets).